Related Party Balance and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marine Fuel to Tri Co Trading Co., Limited [Member]
Related Party Balance and Transactions [Line Items]
Related party transaction			$ 3,731,638